Income Taxes - Net Deferred Tax Assets Reflected in Consolidated Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Deferred tax assets	$ 1,481	$ 1,451
Deferred tax liabilities	(139)	(112)
Other liabilities	(30)	0
Net deferred tax assets	$ 1,312	$ 1,339